Organization, Plan of Business Operations and Going Concern Consideration	9 Months Ended	12 Months Ended
	Aug. 31, 2026	Nov. 30, 2025
Organization, Plan of Business Operations and Going Concern Consideration [Abstract]
Organization, Plan of Business Operations and Going Concern Consideration

Note 1 — Organization, Plan of Business Operations and Going Concern Consideration

Iron Horse Acquisitions Corp. II was incorporated in Delaware on November 26, 2024 as a blank check company for the purpose of entering into a merger, stock exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Business Combination”) and transferred by way of continuation to the Cayman Islands as an exempted company incorporated under the laws of the Cayman Islands on July 25, 2025. On September 12, 2025, Iron Horse Acquisition II Corp. (the “Company”) was incorporated in the Cayman Islands. On September 30, 2025, Iron Horse Acquisitions Corp. II merged with Iron Horse Acquisition II Corp., which is the surviving entity, and the continuing company.

As noted above, on September 12, 2025, Iron Horse Acquisition II Corp. was incorporated in the Cayman Islands. On September 18, 2025, IRHO SPAC Sponsor LLC (the “Sponsor”), contributed $32,000 for the issuance of 5,750,000 ordinary shares, $0.0001 par value per share (the “ordinary shares”) at approximately $0.0056 per share, of which up to 750,000 ordinary shares are subject to forfeiture to the extent that the over-allotment option was not exercised by the underwriters in full or in part, so that the initial shareholders will continue to own approximately 20% of the issued and outstanding ordinary shares after the Initial Public Offering (assuming they do not purchase any units in the Initial Public Offering). Previously, Bengochea SPAC Sponsors II LLC, the “previous sponsor” held 5,750,000 ordinary shares in Iron Horse Acquisitions Corp. II, which shares are now cancelled. On September 30, 2025, Iron Horse Acquisitions Corp. II merged with the Company, which is the surviving entity, and the continuing company.

Accounting Standards Codification (“ASC”) 805-50, Business Combinations, provides specific guidance on accounting for certain transactions related to business combinations, including asset acquisitions (transactions not meeting the business definition) and pushdown accounting (an optional method to reflect a parent’s acquisition in a subsidiary’s financial statements), and addresses transactions between entities under common control. This transaction is being accounted for as a common control transaction whereby the assets and liabilities are recorded at their historical cost rather than fair value and net assets received are reported retrospectively.

Although the Company initially intended to focus on target companies within the media and entertainment industry, on April 21, 2026, it entered into the Business Combination Agreement with Electra Vehicles, Inc., as described below.

As of August 31, 2026, the Company had not yet commenced any operations. All activity from November 26, 2024 (inception) through August 31, 2026 relates to the Company’s formation, initial public offering (the “Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company has selected November 30 as its fiscal year-end.

The Initial Public Offering

The registration statement for the Company’s Initial Public Offering was declared effective on December 16, 2025. On December 18, 2025, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the ordinary shares included in the Units offered, the “Public Shares”), which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $230,000,000. Each Unit consists of one Public Share and one right (“Share Right”) to receive one tenth (1/10) of one ordinary share upon the consummation of an initial Business Combination (“Public Right”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 570,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit, in a private placement to the Sponsor and Cantor Fitzgerald & Co., the representative of the underwriters, generating gross proceeds of $5,700,000. Each Private Placement Unit consists of one ordinary share (“Private Placement Share”) and one Share Right to receive one tenth (1/10) of one ordinary share upon the consummation of an initial Business Combination (“Private Placement Right”). Of those 570,000 Private Placement Units, the Sponsor purchased 370,000 Private Placement Units, Cantor Fitzgerald & Co. purchased 200,000 Private Placement Units.

Transaction costs amounted to $15,590,100, consisting of $4,000,000 of cash underwriting fee, $10,950,000 of deferred underwriting fee, and $640,100 of other offering costs.

The Company listed the Units on the Nasdaq Global Market (“NASDAQ”). Pursuant to the NASDAQ listing rules, the Company’s initial Business Combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the Trust Account at the time of the execution of a definitive agreement for such Business Combination (net of taxes payable and deferred underwriting commissions), although this may entail simultaneous acquisitions of several target businesses. There is no assurance that the Company will be able to effect a Business Combination successfully.

Following the closing of the Initial Public Offering, on December 18, 2025, an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units and the Private Placement Units was placed in a trust account (the “Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and held as cash items or invested in United States government treasury bills, bonds or notes, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act until the earlier of (i) the consummation of the Company’s initial Business Combination (ii) the redemption of any ordinary shares included in the Units being sold in the Initial Public Offering that have been properly tendered in connection with a shareholder vote to amend the Company’s memorandum and articles of association to modify the substance or timing of its obligation to redeem 100% of such ordinary shares if it does not complete the Initial Business Combination within 24 months from the closing of the Initial Public Offering (“Combination Period”); and (iii) the Company’s failure to consummate a Business Combination within the prescribed time. If the Company is unable to consummate an initial Business Combination within such time period, the Company will redeem 100% of its outstanding public shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company for taxes (and less up to $100,000 of interest which can be used for liquidation expenses and $175,000 for additional working capital), divided by the number of then outstanding Public Shares, subject to applicable law and as further described herein, and then seek to dissolve and liquidate. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements.

The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, certain interest earned on the Trust Account balance may be released to the Company to pay the Company’s tax obligations.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired ordinary shares sold as part of the units in the Initial Public Offering (“Public Shareholders”) with the opportunity to redeem their Public Shares for a pro rata share of the Trust Account. The holders of the Founder Shares (as defined in Note 6) agreed to vote any shares they then hold in favor of any proposed Business Combination and waived any redemption rights with respect to these shares pursuant to letter agreements executed prior to the Initial Public Offering.

In connection with any proposed Business Combination, the Company will seek shareholder approval of an initial Business Combination at a meeting called for such purpose at which Public Shareholders may seek to redeem their Public Shares, regardless of whether they vote for or against the proposed Business Combination. Alternatively, the Company may conduct a tender offer and allow redemptions in connection therewith. If the Company seeks shareholder approval of an initial Business Combination, any Public Shareholder voting either for or against such proposed Business Combination or not voting at all will be entitled to demand that his Public Shares be redeemed for a full pro rata portion of the amount then in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company or necessary to pay its taxes). Holders of rights sold as part of the Units will not be entitled to vote on the proposed Business Combination and will have no redemption or liquidation rights with respect to the ordinary shares underlying such rights.

If the Company is unable to complete its initial Business Combination and expends all of the net proceeds from the sale of the Private Placement Units not deposited in the Trust Account, without taking into account any interest earned on the Trust Account, the initial per-share redemption price for ordinary shares is $10.00. The proceeds deposited in the Trust Account could, however, become subject to claims of the Company’s creditors that are in preference to the claims of the Company’s shareholders. In addition, if the Company is forced to file a bankruptcy case or an involuntary bankruptcy case is filed against it that is not dismissed, the proceeds held in the Trust Account could be subject to applicable bankruptcy law, and may be included in its bankruptcy estate and subject to the claims of third parties with priority over the claims of the Company’s ordinary shareholders. Therefore, the actual per-share redemption price may be less than approximately $10.00.

Business Combination Agreement

On April 21, 2026, the Company, entered into a merger agreement (“Business Combination Agreement”), by and among the Company, IRHO Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub”), and Electra Vehicles, Inc., a Delaware corporation (“Electra”). Electra is dedicated to enhancing battery performance through AI-powered battery intelligence, providing solutions for electric vehicles, battery energy storage systems (BESS), and fleet operators. The Business Combination Agreement was amended on May 14, 2026 to revise the definition of some terms, calculation of aggregate merger consideration and conversion ratio, treatment of Electra’s convertible notes, minimum ownership threshold provisions and earnout share provisions. Capitalized terms used but not defined in this section have the meanings given to them in the Business Combination Agreement.

Pursuant to the Business Combination Agreement, (a) the Company will domesticate from the Cayman Islands to Delaware (the “Domestication”), and (b) at least one business day following the Domestication, Merger Sub will merge with and into Electra (the “Merger”), after which Electra will be the surviving corporation (the “Surviving Corporation”) and a wholly-owned subsidiary of the Company. In connection with the Merger, the Surviving Corporation will change its name to a name to be mutually agreed by the parties and the Company will change its name to “Electra AI, Inc.”

The Domestication and Merger

In accordance with the Business Combination Agreement, and subject to the satisfaction or waiver of the conditions set forth therein, on the day that is at least one business day prior to the effective time, the Company shall de-register from the Register of Companies in the Cayman Islands and transfer by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware entity.

In connection with the Domestication, the Company will (i) file a certificate of incorporation with the Secretary of State of the State of Delaware, whereby the Company shall have a dual class common stock consisting of Class A common stock, par value $0.0001 per share (the “IRHO Class A Common Shares”) and Class B common stock, par value $0.0001 per share (the “IRHO Class B Common Shares” and together with the IRHO Class A Common Shares, the “IRHO Common Shares”); and (ii) adopt by laws, in each case, with such changes as may be agreed in writing by the Company and Electra.

In connection with the Domestication, (i) each then issued and outstanding ordinary share of the Company, par value $0.0001 per share (each, an “IRHO Ordinary Share”), will convert automatically, on a one-for-one basis, into one IRHO Class A Common Share; (ii) each then issued and outstanding right entitling the holder thereof to 1/10 of one IRHO Ordinary Share (each, an “IRHO Right”) shall convert automatically into a right to receive 1/10 of one

IRHO Class A Common Share at the closing, pursuant to the Company’s rights agreement dated as of December 16, 2025, by and between the Company and Continental Stock Transfer & Trust Company, as rights agent; and (iii) each then issued and outstanding unit of the Company shall separate and convert automatically into one IRHO Class A Common Share and a right to receive 1/10 of one IRHO Class A Common Share at the closing.

The Merger will become effective upon the filing of a certificate of merger with the Secretary of State of the State of Delaware or at such later time as is agreed to by the parties to the Business Combination Agreement and specified in the certificate of merger (the “Effective Time”). The Domestication, the Merger, and other transactions contemplated by the Business Combination Agreement are collectively referred to herein as the “Proposed Business Combination,” the consummation of the Merger is referred to as the “Closing” and the date of the Closing is referred to as the “Closing Date.”

Merger Consideration and Structure

Pursuant to the Business Combination Agreement, the Company has agreed to acquire all of the equity interests of Electra for the sum of $250,000,000 plus the Aggregate Exercise Price, as adjusted pursuant to the terms of the Business Combination Agreement (the “Base Purchase Price”), comprising of a number of IRHO Common Shares equal to the quotient obtained by dividing (a) the Base Purchase Price, by (b) US$10.00, which IRHO Common Shares shall include no more than a number of IRHO Class B Common Shares equal to the Conversion Ratio (as defined below) multiplied by 3,994,802 (the “Aggregate Merger Consideration”, as defined in the amended Business Combination Agreement). “Aggregate Exercise Price” means the aggregate dollar amount payable to Electra upon the exercise or conversion of all vested in-the-money Electra options that are outstanding immediately prior to the Effective Time.

The Base Purchase Price shall be automatically adjusted upwards in increments of $10.00 until the Aggregate Merger Consideration (excluding IRHO Common Shares issuable under Section 3.2(c) of the Business Combination Agreement and upon the exercise of converted stock options) represents at least 50.1% of the Aggregate Company Fully Diluted Shares (as described in the amended Business Combination Agreement). “Aggregate Company Fully Diluted Shares” means, as of immediately after the Effective Time, the sum, without duplication, of (a) all IRHO Common Shares issued and outstanding (after giving effect to the Domestication, the Merger, the conversion of all IRHO Rights, any PIPE Financing, and any forfeiture or surrender of Sponsor Shares); plus (b) the aggregate number of IRHO Common Shares issuable upon exercise of all outstanding converted stock options.

Effect of the Merger

At the Effective Time (i) each share of Electra Capital Stock (as defined below), if any, that is owned by the Company or Merger Sub or Electra (as treasury stock or otherwise), will automatically be cancelled; (ii) each share of Electra Preferred Stock (as defined below) issued and outstanding immediately prior to the Effective Time will be converted into the right to receive a number of IRHO Common Shares equal to: (a) (x) the Conversion Ratio multiplied by (y) the number of shares of Electra Common Stock issuable upon conversion of such share of Electra Preferred Stock as of immediately prior to the Effective Time plus (b) a number of earnout shares equal to the earnout pro rata share in accordance with, and subject to the contingencies set forth in the Business Combination Agreement; (iii) each share of Electra Class A Common Stock issued and outstanding immediately prior to the Effective Time will be converted into the right to receive: (x) a number of IRHO Class A Common Shares equal to the Conversion Ratio plus (y) a number of earnout shares equal to the earnout pro rata share in accordance with, and subject to the contingencies set forth in the Business Combination Agreement; and (iv) each share of Electra Class B Common Stock issued and outstanding immediately prior to the Effective Time will be converted into the right to receive: (x) a number of IRHO Class B Common Shares equal to the Conversion Ratio plus (y) a number of earnout shares equal to the earnout pro rata share in accordance with, and subject to the contingencies set forth in the Business Combination Agreement. At the Effective Time, all shares of Electra Capital Stock shall no longer be outstanding and shall automatically be canceled and shall cease to exist, and each holder of Electra Capital Stock shall thereafter cease to have any rights with respect to such securities, except the right to receive a portion of the Aggregate Merger Consideration plus the contingent right to receive their applicable portion of earnout shares in accordance with their earnout pro rata share.

“Electra Capital Stock” means “Electra Common Stock,” consisting of the Class A common stock of Electra, $0.00001 par value per share, the Class B common stock of Electra, $0.00001 par value per share, and “Electra Preferred Stock,” consisting of the Electra Series Seed Preferred Stock, Electra Series A Preferred Stock and Electra Series B Preferred Stock.

“Conversion Ratio” as defined in the amended Business Combination Agreement, means the quotient obtained by dividing (a) the number of IRHO Common Shares constituting the Aggregate Merger Consideration, by (b) the number of shares constituting the Aggregate Fully Diluted Electra Common Stock (without regard to the shares described in clause (c) of the Business Combination Agreement thereof).

“Aggregate Fully Diluted Electra Common Stock” as defined in the amended Business Combination Agreement, means the sum, without duplication, of (a) all shares of Electra Common Stock that are issued and outstanding immediately prior to the Effective Time; plus (b) the aggregate number of shares of Electra Common Stock issuable upon full conversion of all Electra Preferred Stock outstanding as of immediately prior to the Effective Time; plus (c) the aggregate number of shares of Electra Common Stock issuable upon exercise of all Electra options that are vested as of immediately prior to the Effective Time; plus (d) the aggregate number of shares of Electra Common Stock issuable upon full conversion, exercise or exchange of any other securities of Electra (other than Electra options and the Electra convertible notes issued or to be issued by Electra in connection with the bridge financing) outstanding immediately prior to the Effective Time directly or indirectly convertible into or exchangeable or exercisable for shares of Electra Common Stock.

Conversion of Merger Sub Capital Stock.

Each share of common stock, par value $0.0001 per share, of Merger Sub issued and outstanding immediately prior to the Effective Time shall be converted into and become one newly issued, fully paid and nonassessable share of common stock of the Surviving Corporation.

Treatment of Options and Convertible Notes.

At the Effective Time, each Electra option shall be converted into (i) an option to acquire, subject to substantially the same terms and conditions as were applicable under such Electra option (including expiration date, vesting conditions, and exercise provisions), the number of IRHO Class A Common Shares (rounded down to the nearest whole share), determined by multiplying the number of shares of Electra Class A Common Stock subject to such Electra option as of immediately prior to the Effective Time by the Conversion Ratio, at an exercise price per IRHO Class A Common Share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of Electra Class A Common Stock of such Electra option divided by (B) the Conversion Ratio, and (ii) the right to receive a number of earnout shares in accordance with, and subject to the contingencies, set forth in the Business Combination Agreement.

At the Effective Time, each Electra convertible note shall be converted into the right to receive a number of IRHO Common Shares equal to (a) (i) the Conversion Ratio multiplied by (ii) the number of shares of Electra Common Stock issuable upon conversion of such Electra convertible note as of immediately prior to the Effective Time.

The Earnout Shares

From the period commencing on the Closing Date and until such date which is the five-year anniversary of the Closing Date (the “Earnout Period”), as additional consideration in the Merger, the holders of Electra Common Stock (but excluding holders of dissenting shares), Electra Preferred Stock, Electra options (whether vested or unvested) (the

“Electra Earnout Holders”, as defined in the amended Business Combination Agreement) shall be entitled to earn, in accordance with their respective earnout pro rata share, up to an aggregate amount of 15,000,000 additional IRHO Common Shares (the “Earnout Cap”) (which, for the avoidance of doubt, shall be issued as IRHO Class A Common Shares to Electra Earnout Holders who hold exclusively Electra Class A Common Stock, Electra Preferred Stock or Electra options and as IRHO Class B Common Shares to Electra Earnout Holders who hold any shares of Electra Class B Common Stock) (the “Earnout Shares”), subject to the following contingencies:

A.     Subject to the Earnout Cap, one-third (1/3) of the Earnout Shares if, at any time during the Earnout Period, (1) over any ten (10) trading days within any twenty (20) consecutive trading day period the VWAP of the IRHO Common Shares is greater than or equal to $14.00 per share or (2) as reported in the Company’s Form 10-Q or Form 10-K the Annual Run Rate (as defined in the Business Combination Agreement, “ARR”) is greater than or equal to $45 million, whichever occurs earlier;

B.      Subject to the Earnout Cap, one-third (1/3) of the Earnout Shares if, at any time during the Earnout Period, (1) over any ten (10) trading days within any twenty (20) consecutive trading day period one year after the Closing Date the VWAP of the IRHO Common Shares is greater than or equal to $16.00 per share or (2) as reported in the Company’s Form 10-Q or Form 10-K the ARR is greater than or equal to $55 million, whichever occurs earlier; and

C.     Subject to the Earnout Cap, one-third (1/3) of the Earnout Shares if, at any time during the Earnout Period, (1) over any ten (10) trading days within any twenty (20) consecutive trading day period the VWAP of the IRHO Common Shares is greater than or equal to $18.00 per share or (2) as reported in Company’s Form 10-Q or Form 10-K the ARR is greater than or equal to $65 million, whichever occurs earlier.

The applicable Earnout Shares will be delivered to the Electra Earnout Holders promptly (within 10 business days) following the date in which any such earnout milestone is achieved. Each earnout milestone shall only occur once, if at all.

Conditions to Closing

The Closing of the Proposed Business Combination is subject to certain customary conditions of the respective parties, including, among other things: (i) approval of the Proposed Business Combination and related agreements and transactions by the respective shareholders of the Company and Electra; (ii) effectiveness of the Registration Statement; (iii) the Company’s initial listing application shall have been conditionally approved for listing on NASDAQ or another national stock exchange; (iv) there shall not have occurred a respective Material Adverse Effect in respect of Electra and the Company that is continuing; (v) that the respective fundamental representations shall be true and correct in all respects; (vi) the Company’s Certificate of Incorporation shall have been filed with, and declared effective by, the Secretary of State of the State of Delaware; (vii) that all respective officer certificates of Electra and the Company are delivered; (viii) all parties shall have executed and delivered to each other a copy of each ancillary agreement to which they are a party; (ix) accrued but unpaid fees, costs and expenses, including fees of outside legal counsel (but excluding the deferred underwriting commission), of the Company parties as of immediately prior to the Closing shall collectively not exceed $2,000,000 without the prior written consent of Electra; it being agreed that any such excess fees incurred without Electra’s prior written consent will reduce the share consideration remaining for the Sponsor such that only the Sponsor bears such excess fees, costs and expenses assuming $10 price per IRHO Common Share; and (x) the amount of the Company’s closing cash at the Closing shall equal or exceed $30,000,000.

Company Support Agreement

In connection with the execution of the Business Combination Agreement, the Company entered into a support agreement (the “Company Support Agreement”) with the Sponsor and Electra, pursuant to which the Sponsor agreed to, among other things, (i) vote all of its IRHO Common Shares in favor of the various proposals related to the

Proposed Business Combination and the Business Combination Agreement and any other matters requested by the Company for consummation of the Proposed Business Combination, (ii) vote against any alternative proposal or alternative transaction or any proposal relating to a Proposed Business Combination transaction (other than the Business Combination Agreement, the Merger or any of the transactions contemplated thereby), (iii) vote against any merger agreement or merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by the Company (other than the Business Combination Agreement or the ancillary agreements and the Merger and the other transactions contemplated thereby), (iv) vote against any change in the business, management or board of directors of the Company (other than in connection with the Business Combination Agreement, the Merger or any of the transactions contemplated thereby), (v) vote against any proposal, action or agreement that would (A) impede, interfere with, delay, postpone, frustrate, prevent or nullify any provision of the Company Support Agreement, the Business Combination Agreement, the ancillary agreements or the Merger or any of the transactions contemplated thereby, (B) result in a breach in any respect of any covenant, representation, warranty or any other obligation or agreement of the Company or the Merger Sub or the Sponsor under the Business Combination Agreement or the Company Support Agreement, as applicable, (C) result in any of the conditions set forth in Article IX of the Business Combination Agreement not being fulfilled or (D) change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of the Company and (vi) vote in favor of any proposal to extend the period of time the Company is afforded under its organizational documents to consummate an initial Business Combination, in each case, subject to the terms and conditions of the Company Support Agreement.

During the period commencing on the date hereof and ending on the earliest of (a) the Effective Time, (b) such date and time as the Business Combination Agreement shall be validly terminated in accordance with its terms and (c) the liquidation of the Company, the Sponsor shall not, without the prior written consent of Electra, directly or indirectly, (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, file (or participate in the filing of) a registration statement with the SEC (other than the proxy statement/prospectus) or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act, with respect to any IRHO Common Shares owned by the Sponsor, (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any IRHO Common Shares owned by the Sponsor or (iii) publicly announce any intention to effect any transaction; provided, however, that the foregoing restrictions shall not apply to any permitted transfer (as defined in the Company Support Agreement).

Electra Support Agreement

In connection with the execution of the Business Combination Agreement, the Company entered into a support agreement (the “Electra Support Agreement”) with Electra and certain stockholders of Electra (the “Electra Supporting Shareholders”) pursuant to which the Electra Supporting Shareholders agreed to, among other things, (i) vote to adopt and approve, the Business Combination Agreement and the transactions contemplated thereby, (ii) vote against any merger agreement or merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by Electra (other than the Business Combination Agreement or the ancillary agreements and the Merger and the other transactions contemplated thereby), (iii) vote against any change in the business (to the extent in violation of the Business Combination Agreement), management or board of directors of Electra (other than in connection with the Business Combination Agreement and the transactions contemplated thereby, including the Merger), and (iv) vote against any proposal, action or agreement that would (A) impede, interfere with, delay, postpone, frustrate, prevent or nullify any provision of the Electra Support Agreement, the Business Combination Agreement, the ancillary agreements or the Merger or any of the transactions contemplated thereby, (B) result in a breach in any respect of any covenant, representation, warranty or any other obligation or agreement of Electra or the Electra Stockholders under the Business Combination Agreement or the Electra Support Agreement, as applicable, (C) result in any of the conditions set forth in Article IX of the Business Combination Agreement not being fulfilled, or (D) change in any manner the dividend policy or capitalization of Electra, including the voting rights of any share capital of Electra.

In addition, the Electra Supporting Shareholders agreed that during the period commencing on the date of entry into the Electra Support Agreement until the earliest of (a) the Effective Time, (b) such date and time as the Business Combination Agreement shall be validly terminated in accordance with its terms, each Electra Supporting Stockholder agrees to not, without the prior written consent of the Company, directly or indirectly, (i) sell, offer to sell, contract or agree to sell, hypothecate, transfer, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of or transfer, each with respect to any Electra shares owned by such Electra Supporting Stockholder, (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Electra shares owned by such Electra Supporting Stockholder, or (iii) publicly announce any intention to effect any such transaction; provided, however, that the foregoing restrictions shall not apply to any permitted transfer (as defined in the Electra Support Agreement).

Lock-Up Agreement

On or before the Closing Date, the Company and Electra will enter into a lock-up agreement with certain stockholders of Electra and the Sponsor, pursuant to which the IRHO Common Shares and any other equity securities convertible into or exchangeable for or representing the rights to receive IRHO Common Shares, if any, held by such holders immediately following the Closing shall be subject to a lock-up for the lock-up period. The lock-up period means the period beginning on the Closing Date and ending in four consecutive equal quarterly installments following the Closing Date, in accordance with the following schedule:

(a)     one-fourth of the securities subject to the lock-up shall be released from the lock-up upon Electra issuing its first quarterly earnings release that occurs at least 120 days after the Closing Date;

(b)    one-fourth of the securities subject to the lock-up shall be released from the lock-up upon Electra issuing its second quarterly earnings release that occurs at least 120 days after the Closing Date;

(c)     one-fourth of the securities subject to the lock-up shall be released from the lock-up upon Electra issuing its third quarterly earnings release that occurs at least 120 days after the Closing Date; and

(d)    one-fourth of the securities subject to the lock-up shall be released from the lock-up upon Electra issuing its fourth quarterly earnings release that occurs at least 120 days after the Closing Date.

Amended and Restated Registration Rights Agreement

The Business Combination Agreement contemplates that, at the Closing, the Company, Electra, the Sponsor and certain stockholders of Electra (collectively, the “Holders”) will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain IRHO Common Shares that are held by the Holders from time to time, including (a) any outstanding IRHO Common Shares and IRHO Common Shares issued or issuable upon the exercise of any other equity security and any IRHO Common Shares issued or issuable upon the exercise of any equity awards of the Company held by a Holder immediately following the Closing (including any securities distributable pursuant to the Business Combination Agreement); (b) any outstanding IRHO Common Shares, equity awards, Earnout Shares, IRHO Common Shares issued or issuable upon the exercise of any other equity security of the Company acquired by a Holder following the Closing Date to the extent that such securities are “restricted securities” (as defined in Rule 144) or are otherwise held by an “affiliate” (as defined in Rule 144) of the Company; (c) any Additional Holder Common Stock (as defined in the Registration Rights Agreement); and (d) any other equity security of the Company or any of its subsidiaries issued or issuable with respect to any securities referenced in clause (a), (b) or (c) above by way of a stock dividend or stock split or in connection with a recapitalization, merger, consolidation, spin-off, reorganization or similar transaction.

The Registration Rights Agreement amends and restates the registration rights agreement that was entered into by the Company, the Sponsor and the other parties thereto in connection with the Company’s Initial Public Offering. The Registration Rights Agreement will terminate on the earlier of (a) the five year anniversary of the date of the Registration Rights Agreement or (b) with respect to any Holder, on the date that such Holder no longer holds any Registrable Securities (as defined therein).

On May 14, 2026, the Company entered into an Amendment (the “Amendment”) to the Business Combination Agreement. Among other things, the Amendment revised certain provisions of the Business Combination Agreement including:

•        the definitions of Aggregate Merger Consideration, Company Earnout Holders, Conversion Ratio;

•        the calculation of the Aggregate Merger Consideration and Conversion Ratio;

•        the treatment of the Company Convertible Notes to be issued in connection with Electra’s bridge financing;

•        Minimum Ownership Threshold provisions; and

•        the earnout share provisions applicable following the closing of the Business Combination.

Going Concern Consideration

As of August 31, 2026, the Company had cash of $1,522, working capital of $165,238, and shareholders’ deficit of $11,173,616. The Company has incurred and expects to continue to incur significant costs in pursuit to consummate a Business Combination and the Company’s business plan is dependent on the completion of a Business Combination within a prescribed period of time and if not completed will cease all operations except for the purpose of liquidating.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC 205-40, “Financial Statement Presentation — Going Concern,” the Company’s management has determined that the Company currently lacks the liquidity it needs to sustain operations for a reasonable period of time, which is considered to be at least one year from the date that the accompanying unaudited consolidated financial statements are issued as it expects to continue to incur significant costs in pursuit of its acquisition plans. In addition, management has determined that if the Company is unable to complete an initial Business Combination within the Combination Period, then the Company will cease all operations except for the purpose of liquidating. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to consummate an initial Business Combination prior to the end of the Combination Period. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the end of the Combination Period. There can be no assurance that the Company’s plans to raise capital or to consummate an initial Business Combination will be successful.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the military escalations between the United States and Iran, the ongoing Russia-Ukraine conflict and other similar geopolitical conflicts. Ongoing military escalation between the United States and Iran has heightened risks to critical infrastructure, shipping routes, and energy supplies. Any further deterioration could drive sustained increases in oil prices, disrupt global trade, contribute to macroeconomic instability, and materially heighten the risk of a global recession. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the

United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from these geopolitical conditions could reduce the pool of viable attractive target candidates for an initial Business Combination, the military escalations between the United States and Iran, the Russian invasion of Ukraine, the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Note 1 — Organization, Plan of Business Operations and Going Concern Consideration

Iron Horse Acquisitions Corp. II (the “Company”) was incorporated in Delaware on November 26, 2024 as a blank check company for the purpose of entering into a merger, stock exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination, one or more businesses or entities (a “Business Combination”) and transferred by way of continuation to the Cayman Islands as an exempted company incorporated under the laws of the Cayman Islands on July 25, 2025. On September 12, 2025, Iron Horse Acquisition II Corp. was incorporated in the Cayman Islands. On September 30, 2025, the Company merged with Iron Horse Acquisition II Corp, which is the surviving entity, and the continuing company.

As noted above, on September 12, 2025, Iron Horse Acquisition II Corp. was incorporated in the Cayman Islands. On September 18, 2025, IRHO SPAC Sponsor LLC (the” Sponsor”), contributed $32,000 for the issuance of 5,750,000 ordinary shares, $0.0001 par value per share (the “ordinary shares”) at approximately $0.0056 per share, of which up to 750,000 ordinary shares are subject to forfeiture to the extent that the over-allotment option is not exercised by the underwriters in full or in part, so that the initial shareholders will continue to own approximately 20% of the issued and outstanding ordinary shares after the Initial Public Offering (assuming they do not purchase any units in the Initial Public Offering). Previously, Bengochea SPAC Sponsors II LLC, the “previous sponsor” held 5,750,000 ordinary shares in Iron Horse Acquisitions Corp II, which shares are now cancelled. On September 30, 2025, the Company merged with Iron Horse Acquisition II Corp, which is the surviving entity, and the continuing company.

Accounting Standards Codification (“ASC”) 805-50, Business Combinations, provides specific guidance on accounting for certain transactions related to business combinations, including asset acquisitions (transactions not meeting the business definition) and pushdown accounting (an optional method to reflect a parent’s acquisition in a subsidiary’s financial statements), and addresses transactions between entities under common control. This transaction is being accounted for as a common control transaction whereby the assets and liabilities are recorded at their historical cost rather than fair value and net assets received are reported retrospectively presented.

The Company’s efforts to identify a prospective target business will not be limited to a particular industry or geographic region although it intends to initially focus on target companies within the media and entertainment industry with a primary focus on the United States, and in particular on identifying attractive targets among content studios and film production, family entertainment, animation, music, gaming, e-sports, talent management, and talent-facing brands and businesses.

As of November 30, 2025, the Company had not yet commenced any operations. All activity from November 26, 2024 (inception) through November 30, 2025 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below. The Company has selected November 30 as its fiscal year-end.

The registration statement for the Company’s Initial Public Offering was declared effective on December 16, 2025. On December 18, 2025, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the ordinary shares included in the Units offered, the “Public Shares”), which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $230,000,000. Each Unit consists of one Public Share and one right (“Share Right”) to receive one tenth (1/10) of one ordinary share upon the consummation of an initial Business Combination (“Public Right”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 570,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit, in a private placement to the Sponsor and Cantor Fitzgerald & Co., the representative of the underwriters, generating gross proceeds of $5,700,000. Each Private Placement Unit consists of one ordinary share (“Private Placement Share”) and one Share Right to receive one tenth (1/10) of one ordinary share upon the consummation of an initial Business Combination (“Private Placement Right”). Of those 570,000 Private Placement Units, the Sponsor purchased 370,000 Private Placement Units, Cantor Fitzgerald & Co. purchased 200,000 Private Placement Units.

Transaction costs amounted to $15,590,100, consisting of $4,000,000 of cash underwriting fee, $10,950,000 of deferred underwriting fee, and $640,100 of other offering costs.

The Company listed the Units on the Nasdaq Global Market (“NASDAQ”). Pursuant to the NASDAQ listing rules, the Company’s initial Business Combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the Trust Account at the time of the execution of a definitive agreement for such Business Combination (net of taxes payable and deferred underwriting commissions), although this may entail simultaneous acquisitions of several target businesses. There is no assurance that the Company will be able to effect a Business Combination successfully.

Following the closing of the Initial Public Offering, on December 18, 2025, an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units and the Private Placement Units was placed in the trust account (the “Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and held as cash items or invested in United States government treasury bills, bonds or notes, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act until the earlier of (i) the consummation of the Company’s initial Business Combination (ii) the redemption of any ordinary shares included in the Units being sold in the Initial Public Offering that have been properly tendered in connection with a shareholder vote to amend the Company’s memorandum and articles of association to modify the substance or timing of its obligation to redeem 100% of such ordinary shares if it does not complete the Initial Business Combination within 24 months from the closing of the Initial Public Offering (“Combination Period”); and (iii) the Company’s failure to consummate a Business Combination within the prescribed time. If the Company is unable to consummate an initial Business Combination within such time period, the Company will redeem 100% of its outstanding public shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company for taxes (and less up to $100,000 of interest which can be used for liquidation expenses and $175,000 for additional working capital), divided by the number of then outstanding public shares, subject to applicable law and as further described herein, and then seek to dissolve and liquidate. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements.

The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, certain interest earned on the Trust Account balance may be released to the Company to pay the Company’s tax obligations.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired ordinary shares sold as part of the units in this offering (“Public Shares”) in the Initial Public Offering (“Public Shareholders”) with the opportunity to redeem their Public Shares for a pro rata share of the Trust Account. The holders of the Founder Shares will agree to vote any shares they then hold in favor of any proposed Business Combination and will waive any redemption rights with respect to these shares pursuant to letter agreements to be executed prior to the Initial Public Offering.

In connection with any proposed Business Combination, the Company will seek shareholder approval of an initial Business Combination at a meeting called for such purpose at which Public Shareholders may seek to redeem their Public Shares, regardless of whether they vote for or against the proposed Business Combination. Alternatively, the Company may conduct a tender offer and allow redemptions in connection therewith. If the Company seeks shareholder approval of an initial Business Combination, any Public Shareholder voting either for or against such proposed Business Combination or not voting at all will be entitled to demand that his Public Shares be redeemed for a full pro rata portion of the amount then in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company or necessary to pay its taxes). Holders of rights sold as part of the Units will not be entitled to vote on the proposed Business Combination and will have no redemption or liquidation rights with respect to the ordinary shares underlying such rights.

If the Company is unable to complete its initial Business Combination and expends all of the net proceeds from the sale of the Private Placement Units not deposited in the Trust Account, without taking into account any interest earned on the Trust Account, the initial per-share redemption price for ordinary shares is $10.00. The proceeds deposited in the Trust Account could, however, become subject to claims of the Company’s creditors that are in preference to the claims of the Company’s shareholders. In addition, if the Company is forced to file a bankruptcy case or an involuntary bankruptcy case is filed against it that is not dismissed, the proceeds held in the Trust Account could be subject to applicable bankruptcy law, and may be included in its bankruptcy estate and subject to the claims of third parties with priority over the claims of the Company’s ordinary shareholders. Therefore, the actual per-share redemption price may be less than approximately $10.00.

Going Concern Consideration

As of November 30, 2025, the Company had cash of $432, working capital deficit of $512,915, and shareholders’ deficit of $173,666. The Company has since completed its Initial Public Offering at which time capital in excess of the funds deposited in Trust Account and/or used to fund offering expenses was released to the Company for general capital purposes. Further, the Company expects to incur significant costs in pursuit to consummate a business combination and the Company’s business plan is dependent on the completion of a business combination within a prescribed period of time and if not completed will cease all operations except for the purpose of liquidating. In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC 205-40, “Financial Statement Presentation — Going Concern,” the Company’s management has since reevaluated the Company’s liquidity and financial condition, and determined that the Company still lacks the liquidity to sustain operations for a reasonable period of time, which is considered to be one year from the date of the issuance of the financial statements. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to address this uncertainty with the Business Combination. There is no assurance that the Company’s plans to complete the Business Combination will be successful. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.